EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a prospectus dated July 18, 2012 and electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-12-050071) to the definitive versions of the Registrant’s prospectus and Statement of Additional Information regarding the BofA Connecticut Municipal Reserves Trust Class and BofA Massachusetts Municipal Reserves Trust Class.